Subsequent events, Stock and Warrant Issuance (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 17, 2020	Jan. 03, 2020	Aug. 28, 2019	Jan. 08, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock and Warrant Issuance [Abstract]
Units issued in private placement offering (in shares)				25,641	1,400,000
Net proceeds from shares issued						$ 0	$ 15,826	$ 15,826	$ 4,668
Stock issued to third parties for services (in shares)			1,000,000
Granted (in dollars per share)								$ 0.97
Subsequent Event [Member]
Stock and Warrant Issuance [Abstract]
Units issued in private placement offering (in shares)		308,642
Net proceeds from shares issued		$ 500
Net of issuance cost		$ 100
Stock issued to third parties for services (in shares)	1,003,232
Granted (in dollars per share)	$ 1.62